    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2001

                                                       1933 Act File No. 2-25384
                                                      1940 Act File No. 811-1382

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]      Pre-Effective Amendment No.

[X]      Post-Effective Amendment No. 64

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]      Amendment No. 43

                        (Check appropriate box or boxes)

BERGER GROWTH FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado      80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson,  210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

         __ immediately upon filing pursuant to paragraph (b)

         XX on January 29, 2001, pursuant to paragraph (b)

         __ 60 days after filing pursuant to paragraph (a)(1)

         __ on (date) pursuant to paragraph (a)(1)

         __ 75 days after filing pursuant to paragraph (a)(2)

         __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    XX This post-effective amendment designates a new effective date for a previously filed post-effective amendment (post-effective amendment No. 63).


Title of Securities Being Registered: Capital Stock

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on November 15, 2000 (the "Amendment") and pursuant to that paragraph would become effective on January 16, 2001.

         The Registrant hereby designates January 29, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 64 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 12th day of January, 2001.

                                  BERGER GROWTH FUND, INC.
                                  (Registrant)

                                  By  /s/ Jack R. Thompson
                                    --------------------------------------------
                                   Name:  Jack R. Thompson
                                        ----------------------------------------
                                   Title:  President
                                         ---------------------------------------

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                   Title                      Date
       ---------                   -----                      ----

/s/  Jack R. Thompson        President (Principal       January 12, 2001
-----------------------      Executive Officer)
Jack R. Thompson             and Director


/s/  David J. Schultz        Vice President and         January 12, 2001
-----------------------      Treasurer (Principal
David J. Schultz             Financial Officer)


/s/  John Paganelli          Assistant Treasurer        January 12, 2001
-----------------------      (Principal Accounting
John Paganelli               Officer)


Dennis E. Baldwin            Director                   January 12, 2001
-----------------------
Dennis E. Baldwin*


Louis R. Bindner             Director                   January 12, 2001
-----------------------
Louis R. Bindner*


Katherine A. Cattanach       Director                   January 12, 2001
-----------------------
Katherine A. Cattanach*


Paul R. Knapp                Director                   January 12, 2001
-----------------------
Paul R. Knapp*


Harry T. Lewis, Jr.          Director                   January 12, 2001
-----------------------
Harry T. Lewis, Jr.*


Michael Owen                 Director                   January 12, 2001
-----------------------
Michael Owen*


William Sinclaire            Director                   January 12, 2001
-----------------------
William Sinclaire*


/s/ Jack R. Thompson
-----------------------
* By Jack R. Thompson
  Attorney-in-Fact